Shareholder Report, Holdings (Details)	Mar. 31, 2025
Curasset Capital Management Core Bond Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.38%
Curasset Capital Management Core Bond Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.26%
Curasset Capital Management Core Bond Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.13%
Curasset Capital Management Core Bond Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
Curasset Capital Management Core Bond Fund Founders Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Curasset Capital Management Core Bond Fund Founders Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Curasset Capital Management Core Bond Fund Founders Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Curasset Capital Management Core Bond Fund Founders Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
Curasset Capital Management Core Bond Fund Founders Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Curasset Capital Management Core Bond Fund Founders Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Curasset Capital Management Core Bond Fund Founders Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Curasset Capital Management Core Bond Fund Founders Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Curasset Capital Management Core Bond Fund Founders Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Curasset Capital Management Core Bond Fund Founders Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Curasset Capital Management Core Bond Fund Founders Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Curasset Capital Management Core Bond Fund Founders Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Curasset Capital Management Limited Term Income Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.18%
Curasset Capital Management Limited Term Income Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.08%
Curasset Capital Management Limited Term Income Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Curasset Capital Management Limited Term Income Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Curasset Capital Management Limited Term Income Fund Founders Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Curasset Capital Management Limited Term Income Fund Founders Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Curasset Capital Management Limited Term Income Fund Founders Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.24%
Curasset Capital Management Limited Term Income Fund Founders Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
Curasset Capital Management Limited Term Income Fund Founders Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Curasset Capital Management Limited Term Income Fund Founders Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Curasset Capital Management Limited Term Income Fund Founders Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Curasset Capital Management Limited Term Income Fund Founders Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Curasset Capital Management Limited Term Income Fund Founders Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Curasset Capital Management Limited Term Income Fund Founders Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%

[1]	Less than 0.005%.
[2]	Less than 0.005%.